Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Cash Flows [Abstract]
Net income	$ 3,475,961	$ 3,394,649	$ 2,213,372
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization	269,817	215,121	148,194
Deferred tax assets		(30,633)	(648)
Bad debt expense		2,649	15,112
Inventory reserve (reversal)/provision	(31,668)	47,358
Deferred expenses			30,744
Imputed interest expenses	27,121	70,195	56,987
Right of use lease assets amortization	523,774	546,362	188,879
Changes in operating assets and liabilities:
Accounts receivable	(8,549,354)	3,380,552	(4,078,270)
Inventories	(2,656,056)	(2,200,180)	(329,435)
Advances to suppliers	1,227,244	(1,109,383)	(730,042)
Prepaid expenses	469,085	(489,315)
Other receivables	(41,239)	127,332	(96,160)
Loan receivable	(172,388)
Accounts payable	661,080	803,611	274,724
Accrued expenses and other current liabilities	164,303	356,061	(90,921)
Advances from customers	215,483	(276,454)	338,968
Lease liability			(6,437,325)
Tax payable	265,702	(195,033)	569,330
Net cash (used in) provided by operating activities	(4,151,135)	4,642,892	(7,926,491)
Cash Flows from Investing Activities:
Purchases of property, plant and equipment	(694,813)	(244,017)	(176,649)
Purchases of intangible assets		(155)	(9,357)
Advance for potential land purchase	(4,201,354)
Net cash used in investing activities	(4,896,167)	(244,172)	(186,006)
Cash Flows from Financing Activities:
Proceeds from short-term borrowings	8,381,681	4,284,208	3,692,217
Repayments on short-term borrowings	(7,450,134)	(4,182,881)	(799,373)
Proceeds from related parties	24,015,431	15,311,425	6,882,563
Repayments to related parties	(23,930,302)	(16,172,950)	(5,651,853)
Proceeds from IPO	10,080,231
Proceeds (repayment) of notes payable		(7,285,918)	6,807,451
Proceeds from long-term loan	1,235,004	4,650,586
Repayments on long-term loan	(1,012,044)
Net cash provided by (used in) financing activities	11,319,867	(3,395,530)	10,931,005
Effect of exchange rate changes on cash	(381,011)	109,448	231,547
Net increase in cash and cash equivalents	1,892,554	1,003,190	2,818,508
Cash and cash equivalents at the beginning of year	5,174,693	4,062,055	1,012,000
Cash and cash equivalents at the end of year	7,067,247	5,174,693	4,062,055
Cash and cash equivalents	7,032,519	5,174,693	460,522
Restricted cash	34,728		3,601,533
Cash and cash equivalents at the end of year	7,067,247	5,174,693	4,062,055
Supplemental disclosures of cash flows information:
Cash paid for income taxes	123,608	99,690	26,669
Cash paid for interest	831,755	365,752	94,631
Supplemental disclosures of non-cash information:
Deferred IPO cost netted against IPO proceeds in equity	$ 495,319